Merger Agreement	6 Months Ended
Jun. 30, 2025
Merger Agreement
Merger Agreement

3.Merger Agreement

As discussed in Note 1, Nature of the Business and Basis of Presentation, on April 15, 2025, pursuant to the terms of the Merger Agreement entered into on December 17, 2024, Merger Sub merged with and into Legacy Tvardi, with Legacy Tvardi surviving as a wholly-owned subsidiary of Cara.

Upon the closing of the Merger:

●	Cara changed its corporate name to Tvardi Therapeutics, Inc.
●	the business of Legacy Tvardi continued as the business of the Company.
●	the outstanding shares of common stock of Legacy Tvardi (including the shares of common stock issuable upon conversion of all shares of preferred stock of Legacy Tvardi prior to the Merger), $0.001 par value per share (Legacy Tvardi common stock), were converted into 6,539,404 shares of the Company’s common stock in the aggregate, based on a ratio calculated in accordance with the Merger Agreement (the Exchange Ratio);
●	the Company acquired approximately $23.9 million in net assets in accordance with the Merger Agreement.
●	the outstanding Convertible Notes (as defined in Note 4, Fair Value Measurements) of Legacy Tvardi were converted into 1,265,757 shares of the Company’s common stock in the aggregate, pursuant to the terms of the Convertible Notes.
●	each then outstanding and unexercised option to purchase shares of Legacy Tvardi common stock immediately prior to Closing was assumed by the Company and was converted into an option to purchase the Company’s common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio.

Immediately following the Merger, the equity holders of Legacy Tvardi prior to the Merger, including the holders of Convertible Notes, owned approximately 84.5% of the outstanding common stock of the combined company on a fully diluted basis.

In addition, on April 15, 2025, immediately prior to the closing of the Merger, Cara (i) effected a 1-for-3 reverse stock split of its common stock and (ii) increased its authorized shares of common stock to 150,000,000.

Upon the closing of the Merger, the Company’s 2025 Equity Incentive Plan (the 2025 Plan) and 2025 Employee Stock Purchase Plan (the 2025 ESPP), both approved during a special meeting of Cara’s stockholders on April 1, 2025, also became effective, following the reverse stock split. Refer to Note 10, Stock-based Compensation, for further information on the 2025 Plan and the 2025 ESPP.

The Merger was accounted for as an in-substance reverse recapitalization of Cara by Legacy Tvardi. Under this method of accounting, Legacy Tvardi was considered the accounting acquirer for financial reporting purposes. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the financial statements of Legacy Tvardi in many respects. Accordingly, the assets, liabilities and results of operations of Legacy Tvardi became the historical financial statements of the Company. At the effective time of the Merger, substantially all of the assets of Cara consisted of cash and cash equivalents, as well as other nominal non-operating assets. Under such reverse recapitalization accounting, the assets and liabilities of Cara were recorded at their fair value in the Company’s financial statements at the effective time of the Merger, which approximated book value due to the short-term nature. No goodwill or intangible assets were recognized. Consequently, the condensed consolidated financial statements of the Company reflect the historical operations of Legacy Tvardi for accounting purposes together with the equity transactions of Cara and Legacy Tvardi noted above. The Exchange Ratio was retroactively applied to all outstanding common shares, redeemable convertible preferred stock, Convertible Notes and stock options of Legacy Tvardi.

As part of the recapitalization, the Company obtained the assets and liabilities listed below (in thousands):

Cash and cash equivalents	$24,992
Prepaid expenses and other current assets	132
Accounts payable	(228)
Accrued expenses and other current liabilities	(1,023)
Net assets acquired	$23,873

The Company incurred total capitalizable transaction costs of $4.1 million, of which $0.4 million was recorded within accounts payable on the condensed consolidated balance sheet and $3.7 million was paid in cash as of June 30, 2025. Of the $3.7 million in transaction costs paid in cash as of June 30, 2025, $1.3 million was paid during fiscal 2024. The total amount of $4.1 million was recorded as a reduction to additional paid-in capital in the condensed consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) for the three and six months ended June 30, 2025.